STATED SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
STATED SHARE CAPITAL.
Schedule of shares authorized and issued

Figures in thousand	2018	2017	2016
Authorised number of shares	10,000,000	10,000,000	2,000,000

Reconciliation of issued number of shares:
Number of shares in issue at beginning of the year	2,168,721	929,004	916,140
Shares issued under SGL Share Plan	10,394	1,407	12,864
Rights issue	-	1,195,787	-
Capitalisation issue	87,146	42,523	-
Number of shares in issue at end of the year	2,266,261	2,168,721	929,004